Significant accounting policies - Basis of consolidation (Details)	12 Months Ended
Dec. 31, 2022
Sigma Holdings
Significant accounting policies
Ownership interest (in percent)	100.00%
SMSA
Significant accounting policies
Ownership interest (in percent)	100.00%